Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables [Abstract]
Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012

APPENDIX 6 ADDITIONAL INFORMATION OFFICIAL BULLETIN No. 715 OF FEBRUARY 3, 2012:

This appendix forms an integral part of the Group’s financial statements.

a) Portfolio stratification

-	Trade and other receivables by time in arrears:

	12-31-2017
Trade and other current receivables	Up-to-date portfolio	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, gross	1,187,205	415,438	100,583	639,587	2,342,813	96,367
Impairment provision	(594)	(4,531)	(7,248)	(539,178)	(551,551)	-
Other receivables, gross	677,854	-	-	-	677,854	616,350
Impairment provision	(3,211)	-	-	-	(3,211)	-

Total	1,861,254	410,907	93,335	100,409	2,465,905	712,717

	12-31-2016
Trade and other current receivables	Up-to-date portfolio	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, gross	915,190	258,555	65,138	253,979	1,492,862	115,564
Impairment provision	(3,628)	(19,015)	(36,626)	(204,148)	(263,417)	(20,686)
Other receivables, gross	313,690	-	-	-	313,690	442,334
Impairment provision	(4,277)	-	-	-	(4,277)	-

Total	1,220,975	239,540	28,512	49,831	1,538,858	537,212

	1-1-2016
Trade and other current receivables	Up-to-date portfolio	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, gross	812,550	172,016	82,734	143,266	1,210,566	115,854
Impairment provision	(1,976)	(6,004)	(46,428)	(93,621)	(148,029)	-
Other receivables, gross	471,282	-	-	-	471,282	445,563
Impairment provision	(1,585)	-	-	-	(1,585)	-

Total	1,280,271	166,012	36,306	49,645	1,532,234	561,417

-	By type of portfolio:

	12-31-2017
Time in Arrears	Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio
	Number of	Gross amount	Number of	Gross amount	Number of	Gross Amount
	customers	ThUS$	customers	ThUS$	customers	ThUS$

Up-to-date	11,239,116	1,209,494	63,799	74,078	11,302,915	1,283,572
1 to 30 days	4,620,466	264,931	132,814	13,350	4,753,280	278,281
31 to 60 days	610,861	83,411	21,069	7,589	631,930	91,000
61 to 90 days	226,842	41,237	14,384	4,920	241,226	46,157
91 to 120 days	174,170	37,609	10,605	3,916	184,775	41,525
121 to 150 days	139,518	26,491	9,390	3,362	148,908	29,853
151 to 180 days	134,039	26,203	8,786	3,002	142,825	29,205
181 to 210 days	115,132	28,420	7,790	2,708	122,922	31,128
211 to 250 days	121,587	24,371	7,137	2,493	128,724	26,864
More than 251 days	623,610	570,646	30,264	10,949	653,874	581,595

Total	18,005,341	2,312,813	306,038	126,367	18,311,379	2,439,180

	12-31-2016
Time in Arrears	Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio
	Number of	Gross amount	Number of	Gross amount	Number of	Gross Amount
	customers	ThUS$	customers	ThUS$	customers	ThUS$

Up-to-date	10,715,965	967,518	166,329	63,237	10,882,294	1,030,755
1 to 30 days	2,751,759	162,593	88,131	8,303	2,839,890	170,895
31 to 60 days	469,136	55,515	14,112	6,286	483,248	61,801
61 to 90 days	220,322	20,741	9,659	5,119	229,981	25,860
91 to 120 days	148,926	20,096	7,085	4,420	156,011	24,516
121 to 150 days	120,143	17,514	6,750	3,524	126,893	21,038
151 to 180 days	112,314	16,531	6,248	3,052	118,562	19,583
181 to 210 days	75,001	6,815	5,098	2,767	80,099	9,582
211 to 250 days	64,955	5,886	3,840	2,605	68,795	8,491
More than 251 days	185,801	222,684	41,014	13,221	226,815	235,905

Total	14,864,322	1,495,893	348,266	112,534	15,212,588	1,608,426

	01-01-2016
Time in Arrears	Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio
	Number of	Gross amount	Number of	Gross amount	Number of	Gross Amount
	customers	ThUS$	customers	ThUS$	customers	ThUS$

Up-to-date	9,496,241	887,024	195,019	41,380	9,691,260	928,404
1 to 30 days	2,104,270	92,910	80,275	5,308	2,184,545	98,217
31 to 60 days	285,256	49,001	6,727	2,708	291,983	51,709
61 to 90 days	77,855	19,765	7,552	2,325	85,407	22,090
91 to 120 days	177,160	27,153	5,840	2,065	183,000	29,218
121 to 150 days	172,778	15,872	6,289	1,905	179,067	17,777
151 to 180 days	111,678	34,109	6,415	1,631	118,093	35,740
181 to 210 days	94,221	13,114	4,390	1,545	98,611	14,659
211 to 250 days	55,382	11,334	4,688	1,447	60,070	12,781
More than 251 days	618,700	110,935	8,092	4,890	626,792	115,825

Total	13,193,541	1,261,217	325,287	65,204	13,518,828	1,326,420

b) Portfolio in default and in legal collection process

	Balance as of		Balance as of		Balance as of
	12-31-2017		12-31-2016		´01-01-2016
Portfolio in Default and in Legal Collection Process	Number of	Amount	Number of	Amount	Number of	Amount
	customers	ThUS$	customers	ThUS$	customers	ThUS$

Notes receivable in default	582,771	48,357	1,876,256	39,358	1,872,073	32,886
Notes receivable in legal collection process (*)	11,612	34,390	5,309	25,738	4,219	22,593

Total	594,383	82,747	1,881,565	65,096	1,876,292	55,479

(*) Legal collections are included in the portfolio in arrears.

c) Provisions and write-offs

	Balance as of
Provisions and write-offs	12-31-2017	12-31-2016	´01-01-2016
	ThUS$	ThUS$	ThUS$

Provision for non-renegotiated portfolio	74,811	99,540	39,478
Provision for renegotiated portfolio	11,425	16,309	9,289
Write-offs	-	-	(35,864)
Recoveries	37,884	15,403	22,852

Total	124,120	131,252	35,755

d) Number and amount of operations

	Balance as of
	12-31-2017		12-31-2016		´01-01-2016
Number and Amount of Transactions	Total detail by	Total detail by	Total detail by	Total detail by	Total detail by	Total detail by
	type of transaction Last Quarter	type of operation Year-to-date	type of operation Last Quarter	type of operation Year-to-date	type of operation Last Quarter	type of operation Year-to-date
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Impairment provision and recoveries:
Number of transactions	1,098,077	6,365,064	4,060,885	10,198,839	199,988	557,364
Amount of the transactions	17,865	124,120	66,930	131,252	16,867	71,619

APPENDIX 6.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES:

This appendix forms an integral part of the Group’s financial statements.

a)	Portfolio stratification
-	Trade receivables by time in arrears:

	12-31-2017
Trade receivables	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, Generation and Transmission	345,289	19,151	14,403	12,829	14,063	7,594	4,296	8,186	2,913	8,152	108,791	545,667	36,053
- Large Clients	103,455	17,383	6,181	251	197	204	209	154	191	6,282	14,265	148,772	-
- Institutional Clients	119,003	-	-	-	-	-	-	-	-	-	-	119,003	34,855
- Other	122,831	1,768	8,222	12,578	13,866	7,390	4,087	8,032	2,722	1,870	94,526	277,892	1,198
Impairment provision	(77)	(64)	(166)	(201)	(197)	(204)	(209)	(162)	(362)	(6,017)	(89,094)	(96,753)	-

Unbilled services	204,520	1,518	7,922	12,244	13,315	7,333	3,968	7,941	2,373	1,083	20,735	282,952	31,703
Billed services	140,769	17,633	6,481	585	748	261	328	245	540	7,069	88,056	262,715	4,350

Trade receivables, Distribution	841,916	259,130	76,597	33,328	27,462	22,259	24,909	22,942	23,951	63,895	400,757	1,797,146	60,314
- Mass-market Clients	468,900	166,722	50,937	19,280	15,221	12,333	12,057	11,151	13,995	49,012	267,004	1,086,612	15,645
- Large Clients	244,794	66,377	11,410	4,221	2,553	2,772	5,149	5,231	3,062	6,366	58,940	410,875	16,216
- Institutional Clients	128,222	26,031	14,250	9,827	9,688	7,154	7,703	6,560	6,894	8,517	74,813	299,659	28,453
Impairment provision	(517)	(2,685)	(506)	(909)	(1,849)	(1,389)	(3,400)	(12,947)	(12,805)	(49,642)	(368,149)	(454,798)	-

Unbilled services	427,324	-	-	-	-	-	-	-	-	-	-	427,324	-
Billed services	414,592	259,130	76,597	33,328	27,462	22,259	24,909	22,942	23,951	63,895	400,757	1,369,822	60,314

Total trade receivables, gross	1,187,205	278,281	91,000	46,157	41,525	29,853	29,205	31,128	26,864	72,047	509,548	2,342,813	96,367
Total impaiment provision	(594)	(2,749)	(672)	(1,110)	(2,046)	(1,593)	(3,609)	(13,109)	(13,167)	(55,659)	(457,243)	(551,551)	-
Total trade receivables, net	1,186,611	275,532	90,328	45,047	39,479	28,260	25,596	18,019	13,697	16,388	52,305	1,791,262	96,367

Since not all of our commercial databases in our Group’s different subsidiaries distinguish whether the final electricity service consumer is a natural or legal person, the main management segmentation used by all the subsidiaries to monitor and follow up on trade receivables is the following:

-	Mass-market clients
-	Large clients
-	Institutional clients

	12-31-2016
Trade receivables	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, Generation and Transmission	244,108	18,003	4,756	2,495	3,955	2,768	2,174	999	338	14,858	85,582	380,036	51,977
- Large Clients	92,583	17,436	3,507	286	133	130	292	2	250	14,177	844	129,640	-
- Institutional Clients	100,212	-	-	-	-	-	-	-	-	-	-	100,212	51,962
- Other	51,313	567	1,249	2,209	3,822	2,638	1,882	997	88	681	84,738	150,184	15
Impairment provision	(2,957)	(11,498)	(2)	(19)	-	(196)	-	(2)	-	(6,758)	(74,811)	(96,243)	-

Unbilled services	97,360	-	-	-	-	-	-	-	-	-	-	97,360	-
Billed services	146,748	18,003	4,756	2,495	3,955	2,767	2,174	999	339	14,858	85,582	282,676	51,977

Trade receivables, Distribution	671,082	152,893	57,046	23,364	20,561	18,270	17,408	8,583	8,152	35,320	100,147	1,112,826	63,587
- Mass-market Clients	441,271	111,365	37,488	13,994	13,617	11,524	11,038	4,521	3,219	28,276	35,967	712,280	26,778
- Large Clients	154,233	17,150	8,339	3,013	2,656	1,968	2,283	1,627	2,148	4,591	38,845	236,853	9,816
- Institutional Clients	75,578	24,378	11,219	6,357	4,288	4,778	4,087	2,435	2,785	2,453	25,335	163,693	26,993
Impairment provision	(671)	(3,577)	(2,209)	(1,710)	(11,292)	(12,777)	(12,361)	(6,206)	(4,799)	(24,546)	(87,026)	(167,174)	(20,686)

Unbilled services	326,350	-	-	-	-	-	-	-	-	-	-	326,350	-
Billed services	344,732	152,893	57,045	23,364	20,561	18,270	17,408	8,583	8,153	35,320	100,145	786,474	63,587

Total trade receivables, gross	915,190	170,896	61,802	25,859	24,516	21,038	19,582	9,582	8,490	50,178	185,729	1,492,862	115,564
Total impaiment provision	(3,628)	(15,075)	(2,211)	(1,729)	(11,292)	(12,973)	(12,361)	(6,208)	(4,799)	(31,304)	(161,837)	(263,417)	(20,686)
Total trade receivables, net	911,562	155,821	59,591	24,130	13,224	8,065	7,221	3,374	3,691	18,874	23,892	1,229,445	94,878

	´01-01-2016
Trade receivables	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, Generation and Transmission	302,076	14,526	5,477	5,575	5,292	5,170	5,448	7,350	167	66,799	-	417,880	78,268
- Large Clients	148,348	13,269	5,401	5,358	5,258	5,127	5,000	7,312	106	6,150	-	201,329	-
- Institutional Clients	108,141	-	-	-	-	-	-	-	-	-	-	108,141	73,746
- Other	45,587	1,257	76	217	34	43	448	38	61	60,649	-	108,410	4,522
Impairment provision	(300)	-	-	(511)	-	-	(585)	(3,852)	-	(63,497)	-	(68,745)	-

Unbilled services	126,343	-	-	-	-	-	-	-	-	-	-	126,343	46,460
Billed services	175,731	14,526	5,477	5,575	5,293	5,170	5,448	7,350	167	66,800	-	291,537	31,808

Trade receivables, Distribution	510,474	83,692	46,233	16,514	23,925	12,608	30,292	7,309	12,614	49,025	-	792,686	37,586
- Mass-market Clients	305,732	51,007	29,636	11,048	7,534	8,086	25,938	3,659	8,670	14,374	-	465,684	18,367
- Large Clients	140,579	18,119	9,291	1,885	1,543	1,403	1,765	1,081	1,198	30,358	-	207,222	4,823
- Institutional Clients	64,163	14,566	7,306	3,581	14,848	3,119	2,589	2,569	2,746	4,293	-	119,780	14,396
Impairment provision	(1,676)	(961)	(2,213)	(2,319)	(8,364)	(9,989)	(27,489)	(5,782)	(10,183)	(10,308)	-	(79,284)	-

Unbilled services	244,726	-	-	-	-	-	-	-	-	-	-	244,726	-
Billed services	265,749	83,691	46,233	16,514	23,925	12,607	30,292	7,309	12,614	49,026	-	547,960	37,586

Total trade receivables, gross	812,550	98,218	51,710	22,089	29,217	17,778	35,740	14,659	12,781	115,824	-	1,210,566	115,854
Total impaiment provision	(1,976)	(961)	(2,213)	(2,830)	(8,364)	(9,989)	(28,074)	(9,634)	(10,183)	(73,805)	-	(148,029)	-
Total trade receivables, net	810,574	97,257	49,497	19,259	20,853	7,789	7,666	5,025	2,598	42,019	-	1,062,537	115,854

- By type of portfolio:

	12-31-2017
Type of Portfolio	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	336,553	18,955	14,367	12,761	14,007	7,536	4,238	8,138	2,876	115,516	-	534,947	36,053
- Large Clients	103,455	17,384	6,182	251	196	204	209	154	192	20,548	-	148,775	-
- Institutional Clients	119,003	-	-	-	-	-	-	-	-	-	-	119,003	34,855
- Other	114,095	1,571	8,185	12,510	13,811	7,332	4,029	7,984	2,684	94,968	-	267,169	1,198
Renegotiated portfolio	8,736	196	36	68	56	58	58	48	37	1,427	-	10,720	-
- Large Clients	-	-	-	-	-	-	-	-	-	-	-	-	-
- Institutional Clients	-	-	-	-	-	-	-	-	-	-	-	-	-
- Other	8,736	196	36	68	56	58	58	48	37	1,427	-	10,720	-
DISTRIBUTION
Non-renegotiated portfolio	800,895	245,976	69,044	28,476	23,602	18,955	21,965	20,282	21,495	455,130	-	1,705,820	35,993
- Mass-market Clients	458,793	158,628	47,094	16,813	13,327	10,900	10,958	10,265	13,273	313,773	-	1,053,824	13,130
- Large Clients	236,993	64,603	9,837	3,650	2,285	2,551	4,888	5,018	2,893	64,326	-	397,044	6,613
- Institutional Clients	105,109	22,745	12,113	8,013	7,990	5,504	6,119	4,999	5,329	77,031	-	254,952	16,250
Renegotiated portfolio	41,021	13,154	7,553	4,852	3,860	3,304	2,944	2,660	2,456	9,522	-	91,326	24,321
- Mass-market Clients	10,109	8,093	3,844	2,467	1,893	1,432	1,098	887	722	2,243	-	32,788	2,513
- Large Clients	7,799	1,773	1,573	570	268	222	262	211	169	981	-	13,828	9,603
- Institutional Clients	23,113	3,288	2,136	1,815	1,699	1,650	1,584	1,562	1,565	6,298	-	44,710	12,205

Total gross portfolio	1,187,205	278,281	91,000	46,157	41,525	29,853	29,205	31,128	26,864	581,595	-	2,342,813	96,367

	12-31-2016
Type of Portfolio	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	235,410	17,955	4,720	2,479	3,920	2,707	2,113	976	313	99,110	-	369,700	51,977
- Large Clients	92,583	17,436	3,507	286	133	130	292	2	250	15,021	-	129,640	-
- Institutional Clients	100,212	-	-	-	-	-	-	-	-	-	-	100,212	51,962
- Other	42,614	519	1,213	2,193	3,787	2,577	1,820	974	62	84,089	-	139,848	15
Renegotiated portfolio	8,698	48	36	16	35	61	62	23	26	1,330	-	10,335	-
- Large Clients	-	-	-	-	-	-	-	-	-	-	-	-	-
- Institutional Clients	-	-	-	-	-	-	-	-	-	-	-	-	-
- Other	8,698	48	36	16	35	61	62	23	26	1,330	-	10,335	-
DISTRIBUTION
Non-renegotiated portfolio	663,835	144,638	50,795	18,261	16,176	14,807	14,418	5,839	5,573	123,574	-	1,057,917	16,296
- Mass-market Clients	435,534	106,954	33,949	11,521	11,721	10,017	9,765	3,495	2,325	59,644	-	684,925	3,251
- Large Clients	153,523	15,747	7,472	2,153	1,895	1,735	2,123	1,465	1,996	42,587	-	230,696	2,081
- Institutional Clients	74,779	21,937	9,374	4,587	2,560	3,055	2,530	879	1,252	21,343	-	142,296	10,964
Renegotiated portfolio	7,247	8,255	6,250	5,103	4,385	3,463	2,990	2,744	2,579	11,891	-	54,908	47,291
- Mass-market Clients	5,737	4,411	3,539	2,473	1,896	1,507	1,273	1,026	894	4,599	-	27,355	23,528
- Large Clients	710	1,404	867	860	761	233	160	162	152	847	-	6,156	7,735
- Institutional Clients	800	2,441	1,844	1,770	1,727	1,724	1,557	1,555	1,533	6,445	-	21,396	16,028

Total gross porftolio	915,190	170,895	61,801	25,859	24,517	21,038	19,583	9,582	8,491	235,905	-	1,492,862	115,564

	´01-01-2016
Type of Portfolio	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	295,301	14,494	5,401	5,540	5,258	5,127	5,407	7,312	106	66,250	-	410,196	-
- Large Clients	148,348	13,269	5,401	5,358	5,258	5,127	5,000	7,312	106	6,150	-	201,329	-
- Institutional Clients	108,141	-	-	-	-	-	-	-	-	-	-	108,141	-
- Other	38,812	1,225	-	182	-	-	407	-	-	60,100	-	100,726	-
Renegotiated portfolio	6,773	32	76	36	34	43	42	38	61	549	-	7,684	-
- Large Clients	-	-	-	-	-	-	-	-	-	-	-	-	-
- Institutional Clients	-	-	-	-	-	-	-	-	-	-	-	-	-
- Other	6,773	32	76	36	34	43	42	38	61	549	-	7,684	-
DISTRIBUTION
Non-renegotiated portfolio	507,377	78,415	43,601	14,225	21,895	10,745	28,702	5,801	11,228	44,685	-	766,674	-
- Mass-market Clients	303,648	48,322	27,965	9,601	6,269	6,976	25,030	2,829	7,927	12,196	-	450,763	-
- Large Clients	139,884	16,259	8,924	1,581	1,319	1,170	1,592	907	1,037	5,784	-	178,457	-
- Institutional Clients	63,845	13,834	6,712	3,043	14,306	2,599	2,080	2,066	2,264	26,705	-	137,454	-
Renegotiated portfolio	3,099	5,275	2,632	2,289	2,030	1,862	1,589	1,508	1,386	4,341	-	26,012	-
- Mass-market Clients	2,084	2,684	1,671	1,447	1,265	1,110	908	830	743	2,179	-	14,921	-
- Large Clients	695	1,860	367	305	224	232	173	175	161	604	-	4,796	-
- Institutional Clients	320	731	594	538	541	520	508	503	482	1,558	-	6,295	-

Total gross porftolio	812,550	98,216	51,710	22,090	29,217	17,777	35,740	14,659	12,781	115,825	-	1,210,566	-

APPENDIX 6.2 ESTIMATED SALES AND PURCHASES OF ENERGY AND CAPACITY:

This appendix forms an integral part of the Group’s financial statements.

	COLOMBIA						PERU						ARGENTINA						BRAZIL						TOTAL
	12-31-2017		12-31-2016		´01-01-2016		12-31-2017		12-31-2016		´01-01-2016		12-31-2017		12-31-2016		´01-01-2016		12-31-2017		12-31-2016		´01-01-2016		12-31-2017		12-31-2016		´01-01-2016
BALANCE	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls
Current accounts receivable from related parties	-	3,703	-	-	440	326	12,226	4,695	-	-	-	-	-	-	-	-	-	-	908	742	402	10	-	8	13,134	9,140	402	10	440	334
Trade and other current receivables	139,687	8,348	113,036	9,360	128,552	5,305	54,803	11,833	31,483	7,704	55,685	7,169	161,786	166	89,566	67	37,021	161	343,105	9,370	171,828	9,289	134,876	6,855	699,381	29,717	405,913	26,420	356,134	19,490
Total Asset Estimate	139,687	12,051	113,036	9,360	128,992	5,631	67,029	16,528	31,483	7,704	55,685	7,169	161,786	166	89,566	67	37,021	161	344,013	10,112	172,230	9,299	134,876	6,863	712,515	38,857	406,315	26,430	356,574	19,824
Current accounts payable to related parties	-	-	-	-	61	121	12,226	4,695	-	-	-	-	-	-	-	-	-	-	41,365	589	-	-	1,560	1,560	53,591	5,284	-	-	1,621	1,681
Trade and other current payables	39,959	10,938	41,398	8,010	30,615	7,087	34,951	9,275	6,964	6,700	35,244	6,159	91,788	-	34,118	-	12,053	-	396,857	19,178	178,092	7,554	235,961	5,398	563,555	39,391	260,572	22,264	313,873	18,644
Total Liability Estimate	39,959	10,938	41,398	8,010	30,676	7,208	47,177	13,970	6,964	6,700	35,244	6,159	91,788	-	34,118	-	12,053	-	438,222	19,767	178,092	7,554	237,521	6,958	617,146	44,675	260,572	22,264	315,494	20,325

	COLOMBIA						PERU						ARGENTINA						BRAZIL						TOTAL
	12-31-2017		12-31-2016		01-01-2016		12-31-2017		12-31-2016		01-01-2016		12-31-2017		12-31-2016		01-01-2016		12-31-2017		12-31-2016		01-01-2016		12-31-2017		12-31-2016		01-01-2016
INCOME STATEMENT	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls
Energy sales	141.202	3.743	111.525	9.234	139.931	5.777	66.602	16.422	31.364	7.674	59.610	7.674	171.760	191	97.511	72	37.375	226	357.070	10.498	161.064	8.796	160.251	8.239	736.634	30.854	401.464	25.776	397.167	21.916
Energy purchases	40.392	-	40.844	7.903	31.231	7.979	12.148	4.664	6.933	6.663	37.729	6.593	87.161	-	36.757	-	16.101	-	438.520	20.516	170.206	7.064	282.206	6.414	578.221	25.180	254.740	21.630	367.267	20.986

F-1